Significant accounting policies, judgements and estimation uncertainty (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant accounting policies, judgements and estimation uncertainty (Details) [Line Items]
Percentage of discount rate	35.00%
Estimated amount	$ 1,311
Total forecasted revenue
Loans payable
Liabilities amount	$ 2,905
Forecasted future revenue	2 years
Maximum [Member]
Significant accounting policies, judgements and estimation uncertainty (Details) [Line Items]
Percentage of future revenue	10.00%
Estimated amount	$ 754
Minimum [Member]
Significant accounting policies, judgements and estimation uncertainty (Details) [Line Items]
Percentage of future revenue	10.00%
Estimated amount	$ 561